FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Schedule of fair value measurement of assets and liabilities
Categories of financial assets and liabilities (USDm):		Quoted prices (level 1)	Observable input (level 2)	Unobservable input (level 3)	Fair value Total	Amortized cost	Carrying value

2017:

Loans and receivables
Freight receivables	¹⁾	-	-	-	-	71.3	71.3
Other receivables		-	7.6	-	7.6	4.2	11.8
Cash and cash equivalents	¹⁾	-	-	-	-	134.2	134.2
Total		-	7.6	-	7.6	209.7	217.3

Financial liabilities
Mortgage debt and bank loans	²⁾	-	-	-	-	720.9	720.9
Finance lease liabilities	¹⁾	-	-	-	-	28.2	28.2
Trade payables	¹⁾	-	-	-	-	26.2	26.2
Other liabilities	¹⁾	-	-0.2	-	-0.2	34.0	33.8
Total		-	-0.2	-	-0.2	809.3	809.1

2016:

Loans and receivables
Freight receivables	¹⁾	-	-	-	-	62.5	62.5
Other receivables		-	3.3	-	3.3	4.8	8.1
Cash and cash equivalents	¹⁾	-	-	-	-	76.0	76.0
Total		-	3.3	-	3.3	143.3	146.6

Financial liabilities
Mortgage debt and bank loans	²⁾	-	-	-	-	669.6	669.6
Finance lease liabilities	¹⁾	-	-	-	-	13.6	13.6
Trade payables	¹⁾	-	-	-	-	28.5	28.5
Other liabilities	¹⁾	-	4.8	-	4.8	28.3	33.1
Total		-	4.8	-	4.8	740.0	744.8

¹⁾ Due to the short maturity, the carrying value is considered to be an appropriate expression of the fair value.
²⁾ See note 15.